UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 576-0100

Date of fiscal year end: April 30

Date of reporting period: July 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	CROFT-LEOMINSTER VALUE FUND
	Schedule of Investments
	July 31, 2007 (Unaudited)

Shares/Principal Value		Value

COMMON STOCK - 90.72%

Aerospace/Defense - 0.90%
1,991	Boeing Co.	$ 205,929

Agricultural - 1.25%
4,996	CF Industries Holdings, Inc.	287,170

Aircraft & Parts - 1.05%
8,046	AAR Corp. *	240,012

Banks, Savings & Loan and Brokers - 1.42%
6,874	Bank of America Corp.	325,965

Bituminous Coal & Lignite Mining - 2.72%
3,859	Freeport McMoran Copper & Gold, Inc.	362,669
59,164	Oilsands Quest, Inc.*	260,322
		622,990
Building & Construction - 5.84%
2,900	Chicago Bridge & Iron Co. +	117,740
2,658	Fluor Corp.	307,026
7,194	Foster Wheeler Ltd. *	808,534
2,752	Trinity Industries, Inc.	105,209
		1,338,508
Business Services - 1.00%
6,360	Amdocs Ltd. *	230,169

Cable TV & Cellular Telephone - 1.97%
5,684	General Cable Corp. *	451,878

Capital Equipment - 9.46%
4,190	Caterpillar, Inc.	330,172
5,349	Deere & Co.	644,127
3,512	Rockwell International Corp.	245,805
7,157	Terex Corp. *	617,292
4,527	United Technologies Corp.	330,335
		2,167,730
Consumer Nondurables - 1.83%
2,924	Altria Group, Inc.	194,358
3,653	Procter & Gamble Co.	225,975
		420,333
Consumer Services - 0.40%
1,920	McDonald's Corp.	91,910

Containers & Paper - 0.99%
1,500	Packaging Corp	38,281
4,334	Potlatch Corp.	189,352
		227,633
Financial Services - 4.17%
3,832	Bank of New York Mellon Corp.	163,052
5,721	Citigroup, Inc.	266,427
3,322	E*Trade Financial Corp. *	61,524
13,796	Invesco Plc ADR	347,521
4,595	Waddell & Reed Financial, Inc. Class A	115,840
		954,364
Forester Products - 3.32%
10,661	Weyerhaeuser Co.	759,490

Gas & Gas Transmission - 4.79%
5,035	Southern Union Co.	155,481
6,230	Ultra Petroleum Corp.*	344,457
18,529	Williams Cos., Inc.	597,560
		1,097,498
Healthcare - 3.38%
3,178	Edwards Lifesciences Corp. *	146,061
5,353	Lincare Holdings, Inc. *	191,049
8,845	Qiagen N.V. *	152,135
5,874	United Healthcare Corp.	284,478
		773,722
Home Improvement Stores - 1.52%
12,464	Lowes Companies, Inc.	349,117

Hotels & Gaming - 0.38%
1,024	Harrah's Entertainment, Inc.	86,723

Industrial Goods - 4.49%
7,237	Baldor Electric Co.	330,297
1,699	Eaton Corp.	165,109
3,924	Perkinelmer, Inc.	109,205
2,725	USG Corp. *	113,115
5,803	Wesco International, Inc. *	310,751
		1,028,476
Insurance Agents,Broker & Services - 1.60%
13,278	Marsh & McLennan Cos., Inc.	365,809

International Oil & Gas - 6.15%
1,372	Canadian Natural Resources Ltd.	93,859
10,640	Nexen, Inc.	331,117
10,284	Opti Canada, Inc. Canadian *	220,695
22,583	Petrobank Energy & Resources, Ltd. Canadian *	626,452
23,598	UTS Energy Corp. *	135,689
		1,407,811
Life Insurance - 2.09%
1,492	Genworth Financial, Inc. Class A	45,536
4,895	Prudential Financial, Inc.	433,844
		479,380
Media & Entertainment - 3.98%
4,244	CBS Corp.	134,620
2,212	Liberty Media Capital Series A*	253,163
9,544	Liberty Media Interactive A *	199,947
7,513	Regal Entertainment Group Class B	160,703
4,267	Viacom, Inc. Class B *	163,426
		911,859
Miscellaneous Consumer Goods & Services - 0.10%
5,144	Sprott Moylbdenum*	23,828

Multi-Industry - 4.92%
5,000	General Electric Co.	193,800
6,293	Honeywell, Inc.	361,910
3,943	ITT Corp.	247,936
4,427	Pentair, Inc.	160,257
1,445	Textron, Inc.	163,126
		1,127,029
Natural Gas - 1.58%
4,735	Bill Barrett Corp. *	162,505
6,444	Penn West Energy Trust	200,344
		362,849
Pharmaceuticals - 4.19%
1,563	Cephalon, Inc. *	117,444
2,855	ICON Public Limited Co. * +	133,528
2,831	Johnson & Johnson	171,276
5,324	Pfizer, Inc.	125,167
8,188	Pharmaceutical Product Development, Inc.	274,298
2,843	Wyeth	137,942
		959,655
Property & Casualty Insurance - 4.55%
7,858	Ace Ltd.	453,564
6,981	American International Group, Inc.	448,041
2,773	The Travelers Companies, Inc.	140,813
		1,042,417
Retail Stores - 1.36%
4,461	Payless Shoesource, Inc. NR*	118,752
1,408	Sears Holding Corp. *	192,600
		311,352
Specialty Chemicals - 2.51%
2,766	FMC Corp.	246,534
3,702	Minnesota Mining & Manufacturing Co.	329,182
		575,715
Technology - 2.32%
4,150	Altera Corp.	96,280
6,574	Cisco Systems, Inc.*	190,054
8,251	Verisign, Inc. *	244,972
		531,306
Telephones & Communications - 1.50%
7,470	Corning, Inc.	178,085
31,730	Level 3 Communications, Inc.	165,948
		344,033

Transportation - 1.17%
1,000	Burlington Northern, Inc.	82,140
2,886	Canadian National Railway Co.	150,447
1,025	Kansas City Southern Industries, Inc. *	35,373
		267,960
Utilities - 1.79%
1,812	First Energy Services Co.	110,079
1,934	PG&E Corp.	82,795
2,043	Pinnacle West Capital Corp.	76,572
8,898	Sierra Pacific Resources	141,389
		410,834

TOTAL FOR COMMON STOCK (Cost $16,188,174) - 90.72%		$20,781,452

REAL ESTATE INVESTMENT TRUST - 1.26%
7,407	Plum Creek Timber Co., Inc.	$ 287,836

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $324,557)		$ 287,836

COMMERCIAL PAPER - 2.18%
500,000	Sears Roebuck & Co., 5.35%, 08/14/2007	$ 500,000

TOTAL FOR COMMERCIAL PAPER (Cost $500,000) - 2.28%		$ 500,000

SHORT TERM INVESTMENTS - 6.42%
1,471,535	AIM Short-term Investment Prime Portfolio 5.25% ** (Cost $1,471,535)	1,471,535

TOTAL INVESTMENTS (Cost $18,484,266) - 100.59%		$23,040,823

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.59%)		(134,330)

NET ASSETS - 100.00%		$22,906,493

* Non-income producing securities during the period
+ American Depository Receipt
** Variable rate security; the coupon rate shown represents the yield at July 31, 2007.

NOTES TO FINANCIAL STATEMENTS
CROFT LEOMINSTER VALUE FUND
1. SECURITY TRANSACTIONS
At July 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $18,484,266 amounted to $4,556,557, which consisted of aggregate gross unrealized appreciation of
$5,122,401 and aggregate gross unrealized depreciation of $565,844.

	CROFT-LEOMINSTER INCOME FUND
	Schedule of Investments
	July 31, 2007 (Unaudited)

Shares/Principal Value		Value

CLOSED END MUTUAL FUNDS - 2.59%

Taxable Bond Funds - 2.59%
6,200	Alliance World Dollar Government Fund II	$ 79,856
9,600	Templeton Emerging Markets Income Fund	134,400
4,500	Western Asset Worldwide, Inc. Fund	58,590

TOTAL FOR CLOSED END MUTUAL FUNDS (Cost $227,527) - 2.59%		$ 272,846

CORPORATE BONDS AND NOTES - 56.27%

Accident & Health Insurance - 0.40%
40,000	Unumprovident Corp. , 7.625%, 3/01/11	42,092

Bituminous Coal & Lignite Surface Mining - 0.44%
50,000	Massey Energy Co., 6.625%, 11/15/10	46,375

Business Equipment - 0.52%
60,000	Pitney Bowes, Inc. 4.75%, 5/15/18	54,456

Cable TV & Cellular Telephone - 1.03%
100,000	Tele-Communications, Inc. Senior Debentures, 7.875%, 8/1/13	108,850

Chemicals - 4.93%
65,000	ARCO Chemical Co. Debentures, 10.250%, 11/1/10	70,038
150,000	ARCO Chemical Co. Debentures, 9.800%, 2/1/20	154,500
75,000	Agrium, Inc. Debentures (Yankee), 7.800%, 2/1/27	80,393
100,000	Hanna (M.A.) Co. Notes, 6.580%, 2/23/11	92,500
30,000	IMC Global, Inc. Senior Debentures, 9.450%, 12/15/11	30,825
99,000	Millennium American, Inc. Senior Unsecured Debentures, 7.625%, 11/15/26	90,090
		518,345
Containers & Paper - 1.62%
30,000	Abitibi-Consolidated, Inc. Debentures, 7.400%, 4/1/18	23,550
150,000	Abitibi-Consolidated, Inc. Debentures, 7.500%, 4/1/28	114,000
45,000	Abitibi-Consolidated, Inc. Debentures, 8.850%, 8/1/30	33,300
		170,850
Electric & Gas Utilities - 1.62%
100,000	Dominion Resources, Inc. 6.250%, 6/30/12	102,200
67,000	El Paso Corp. Senior Notes, 7.000%, 5/15/11	67,784
		169,984
Electronic Instruments and Controls - 0.96%
40,000	Arrow Electronics, Inc. Senior Debentures, 6.875%, 6/1/18	40,528
60,000	Arrow Electronics, Inc. Debentures, 7.500%, 1/15/27	60,858
		101,386
Energy and Energy Services - 0.63%
65,000	Global Marine, Inc., Notes, 7.000%, 6/1/28	65,845

Environmental Service/Pollution Control - 0.51%
50,000	Waste Management, Inc. Debentures, 7.650%, 3/15/11	53,430

Federal & Federally-Sponsored Credit Agencies - 14.01%
75,000	Federal Home Loan Mortgage Corp., 6.100%, 11/7/21	73,613
150,000	Federal Home Loan Mortgage Corp., 5.500%, 7/28/15	147,180
121,000	Fannie Mae 4.00%, 12/18/14	110,981
100,000	Fannie Mae 4.50%, 12/18/17	91,590
90,000	Fannie Mae 4.50%, 5/28/15	84,573
110,000	Fannie Mae 4.73%, 4/8/11	108,141
105,000	Fannie Mae 4.81%, 6/30/16	99,393
200,000	Fannie Mae 5%, 7/24/18	188,620
120,000	Fannie Mae 5.00%, 7/2/18	113,256
158,000	Fannie Mae 5.00%, 7/23/20	146,798
125,000	Federal Farm Credit Bank 5.41 11/7/16	122,538
80,000	Federal Home Loan Bank 4.50%, 6/12/13	76,624
121,000	Freddie Mac 4.55%, 3/15/18	110,727
		1,474,033
Financial Services - 1.63%
100,000	American Financial Group, Inc. Senior Debentures, 7.125%, 4/15/09	102,580
60,000	CIGNA Corp. Debentures, 7.875%, 5/15/27	68,532
		171,112
Gas & Gas Transmission - 0.87%
100,000	KN Energy, Inc. Senior Debentures , 7.250%, 3/1/28	92,000

Home Improvement Stores - 0.28%
30,000	Home Depot, Inc. 5.20%, 3/1/11	29,421

Home Lawn & Garden Equipment - 0.99%
100,000	Toro Company Debentures, 7.800%, 6/15/27	104,540

Hotels & Motels - 0.68%
100,000	Harrah's Operating Co., 6.500%, 6/1/16	72,000

Industrial Goods - 0.69%
75,000	Cummins Engine Company, Inc. Debentures, 6.750%, 2/15/27	72,788

Insurance Agents, Brokers & Service - 1.08%
120,000	Marsh & McLennan Co. , 5.750%, 9/15/15	113,868

International Gas & Oil - 2.98%
175,000	Nexen, Inc. 5.05%. 11/20/13	166,338
150,000	Opti Canada, Inc. 8.25% 12/15/14 *	147,750
		314,088
Media & Entertainment - 1.95%
170,000	Time Warner, Inc. Debentures, 9.150%, 2/1/23	204,901

Miscellaneous Consumer Goods & Services - 1.05%
100,000	Tenneco Packaging, Inc. Debentures, 8.125% 6/15/17	110,160

Miscellaneous Manufacturing Industries - 0.24%
25,000	Blyth, Inc., 7.90%, 10/1/09	25,000

Mobile Homes - 0.47%
50,000	Champion Enterprises, Inc., 7.625%, 5/15/09	49,250

Natural Gas Distribution - 0.94%
100,000	Southern Union Co., 4.80%, 8/15/08	99,320

Paper & Paper Products - 1.81%
100,000	Boise Cascade Corp. Debentures, 7.350%, 2/1/16	100,000
100,000	Bowater, Inc. Debentures, 9.375%, 12/15/21	90,500
		190,500
Pipelines - 1.47%
150,000	Sonat Inc. Notes, 7.625%, 7/15/11	154,785

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 0.54%
60,000	Albemarle Corp., 5.100%, 2/1/15	56,550

Printing & Publishing - 1.71%
165,000	News America Holdings, Inc. Senior Debentures, 7.750%, 2/1/24	179,471

Radiotelephone Communications - 0.87%
95,000	Nextel Communications, Inc. , 7.380%, 8/1/15	91,865

Retail Stores - 0.92%
55,000	Albertson's Medium-Term, Inc. Notes, 6.520%, 4/10/28	42,026
55,000	Sears Roebuck Co. , 7.500%, 10/15/27	55,303
		97,328
Security & Protection Services - 1.09%
115,000	L-3 Communications Corp. 7.625%, 6/15/12	114,425

Semiconductors - 0.29%
30,000	Flextronics International 9.875%, 7/01/10	30,600

Steel & Iron - 1.86%
185,000	Carpenter Technology 7.625%, 8/15/11	196,156

Steel Works, Blast Furnaces & Rolling Mills - 0.91%
91,000	U.S. Steel, LLC, Senior Notes, 10.750%, 8/1/08	96,014

Telephones & Communications - 3.46%
95,000	Alltel Corp. 7.875% Due 7/1/32	74,366
186,000	AT&T Corp Lib Med 8.25%, 2-01-2030	176,700
115,000	Motorola Inc 6.5%, 11/15/28	107,905
4,656	Nynex Corp Amort Debentures 9.55%, 5/1/10	4,924
		363,894
Tires - 0.74%
80,000	Goodyear Tire & Rubber Co. Notes, 7.857%, 8/15/11	78,000

Wholesale-Computer & Peripheral Equipment & Software - 0.07%
7,000	IKON Office Solutions, 7.250%, 6/30/08	7,000

TOTAL FOR CORPORATE BONDS (Cost $5,841,594) - 56.27%		$ 5,920,680

COMMERCIAL PAPER - 28.51%
200,000	AIGFun, 5.02% 8/14/2007	200,000
200,000	AIGFun, 5.05% 8/14/2007	200,000
400,000	American Express Credit Corp., 5.00% 8/14/2007	400,000
400,000	General Electric Credit Corp., 5.08% 8/14/2007	400,000
100,000	General Electric Credit Corp., 5.15% 11/27/07	100,000
400,000	HSBC, 5.05% 8/14/2007	400,000
400,000	LaSalle Bank Paper, 5.03% 8/14/2007	400,000
200,000	Sears Roebuck and Co., 5.35% 8/14/2007	200,000
200,000	Sears Roebuck and Co., 5.36% 8/14/2007	200,000
200,000	Toyota Credit Corp., 5.06% 8/14/2007	200,000
100,000	Toyota Credit Corp., 5.16% 11/27/07	100,000
200,000	Toyota Credit Corp., 5.07% 8/14/2007	200,000

TOTAL FOR COMMERCIAL PAPER (Cost $3,000,000) - 28.51%		$ 3,000,000

SHORT TERM INVESTMENTS - 10.57%
1,112,528	AIM Short-term Investment Prime Portfolio 5.25% ** (Cost $1,112,528)	1,112,528

TOTAL INVESTMENTS (Cost $10,181,649) - 97.94%		$10,306,054

OTHER ASSETS LESS LIABILITIES - 2.06%		216,445

NET ASSETS - 100.00%		$10,522,499

* 144A Security-Security exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be resold in transactions exempt from registration typically only to qualied institutional buyers. Unless otherwise indicated, these securities are not conisdered to be illiquid.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2007.

NOTES TO FINANCIAL STATEMENTS
CROFT LEOMINSTER INCOME FUND
1. SECURITY TRANSACTIONS
At July 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,181,649 amounted to $124,405, which consisted of aggregate gross unrealized appreciation of
$324,757 and aggregate gross unrealized depreciation of $200,352.

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft

* Kent Croft

   CEO

Date:  September 25, 2007

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Kent Croft

* Kent Croft

   CEO

Date:  September 25, 2007

By /s/Phillip Vong

* Phillip Vong

Treasurer

Date:  September 25, 2007